SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 22, 2020	Nov. 12, 2020	Nov. 11, 2020	Oct. 08, 2020	Mar. 05, 2020	Feb. 23, 2020	Jan. 29, 2020	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Nov. 08, 2020
Class of Stock [Line Items]
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Fair value of shares issued										28,222,082
Fair value of service												$ 9,158
Reverse stock split	On November 22, 2020, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 40-to-1 and 100-to-1 (the “Reverse Stock Split”).			On October 8, 2020, the Board approved a reverse stock split of the Company’s authorized, issued and outstanding shares of Common Stock, at a ratio between 1-for-40 to 1-for-100, subject to the approval of the Company’s stockholders (the “Reverse Stock Split”). The final ratio of the Reverse Stock Split will be determined by the Board at a later date.
Investors [Member]
Class of Stock [Line Items]
Common stock, par value								$ 0.0001	$ 0.0001
Legal Advisor [Member]
Class of Stock [Line Items]
Fair value of shares issued			13,222,082		15,000,000
Fair value of service					$ 4,785
Share-Based Payment Arrangement, Expense											$ 1,034	3,751
Chief Financial Officer [Member]
Class of Stock [Line Items]
Fair value of shares issued			1,411,104							1,411,104
Fair value of service												155
AR Citrine Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of common stock shares issued						893,699,276
Agreement [Member] | Legal Advisor [Member]
Class of Stock [Line Items]
Fair value of service			$ 4,218
Share-Based Payment Arrangement, Expense											$ 703	$ 3,515
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued							10,344,828
Number of common stock shares issued		445,702,721										864,997,122
Fair value of shares issued												29,633,186
Fair value of service												$ 3
Common Stock [Member] | Investors [Member]
Class of Stock [Line Items]
Number of common stock shares issued								432,996,555	432,996,555
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														(50,000,000)
Redeemable Convertible Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted							10,344,828